                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-10481

Exact Name of Registrant
(as specified in charter): Cohen & Steers Quality Income Realty Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------

                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)



                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
COMMON STOCK                                                117.3%
    DIVERSIFIED                                              11.4%
           Colonial Properties Trust                                     582,300         $  25,900,704
           Digital Realty Trust                                           79,800             1,436,400
           iStar Financial                                               400,500            16,192,215
           Spirit Finance Corp.                                          700,700             7,882,875
           Vornado Realty Trust                                          602,943            52,226,923
                                                                                         -------------
                                                                                           103,639,117
                                                                                         -------------
    HEALTH CARE                                              18.1%
           Health Care Property Investors                              1,113,500            30,053,365
           Health Care REIT                                              969,625            35,963,391
           Healthcare Realty Trust                                       354,800            14,241,672
           Medical Properties Trust                                       36,700               359,660
           Nationwide Health Properties                                1,136,800            26,487,440
           Ventas                                                      1,766,500            56,881,300
                                                                                         -------------
                                                                                           163,986,828
                                                                                         -------------

    HOTEL                                                     3.1%
           DiamondRock Hospitality Co.                                   343,500             4,036,125
           Hospitality Properties Trust                                  391,300            16,771,118
           Strategic Hotel Capital                                       401,500             7,331,390
                                                                                         -------------
                                                                                            28,138,633
                                                                                         -------------

    INDUSTRIAL                                                2.3%
           First Industrial Realty Trust                                 529,700            21,214,485
                                                                                         -------------

    MORTGAGE                                                  4.5%
           Gramercy Capital Corp. (a)                                    785,000            18,808,600
           Newcastle Investment Corp.                                    776,928            21,676,291
                                                                                         -------------
                                                                                            40,484,891
                                                                                         -------------


--------------------------------------------------------------------------------

                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
    OFFICE                                                   35.9%
           American Financial Realty Trust                           1,016,300       $ 14,431,460
           Arden Realty                                                826,800         34,039,356
           Brandywine Realty Trust                                   1,140,900         35,470,581
           CarrAmerica Realty Corp.                                  1,006,700         36,190,865
           Equity Office Properties Trust                            1,314,400         42,994,024
           Glenborough Realty Trust                                     68,700          1,319,040
           Highwoods Properties                                        415,300         12,255,503
           HRPT Properties Trust                                     1,143,700         14,193,317
           Mack-Cali Realty Corp.                                    1,073,800         48,256,572
           Maguire Properties                                          604,800         18,174,240
           Prentiss Properties Trust                                 1,008,800         40,957,280
           Reckson Associates Realty Corp.                             794,100         27,436,155
                                                                                     ------------
                                                                                      325,718,393
                                                                                     ------------

    OFFICE/INDUSTRIAL                                         7.4%
           Duke Realty Corp.                                           638,700         21,639,156
           Liberty Property Trust                                    1,065,200         45,313,608
                                                                                     ------------
                                                                                       66,952,764
                                                                                     ------------

    RESIDENTIAL - APARTMENT                                  15.4%
           American Campus Communities                                 275,100          6,607,902
           AMLI Residential Properties Trust                           215,300          6,904,671
           Apartment Investment & Management Co.                       167,700          6,503,406
           Archstone-Smith Trust                                       660,272         26,325,045
           AvalonBay Communities                                       280,600         24,047,420
           Camden Property Trust                                       366,600         20,437,950
           Education Realty Trust                                      496,800          8,296,560
           GMH Communities Trust                                       583,800          8,564,346
           Home Properties                                             412,900         16,206,325
           Mid-America Apartment Communities                           309,400         14,390,194
           Town and Country Trust                                       50,000          1,451,000
                                                                                     ------------
                                                                                      139,734,819
                                                                                     ------------


--------------------------------------------------------------------------------

                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------

    SELF STORAGE                                              2.1%
           Extra Space Storage                                           390,500         $   6,005,890
           Extra Space Storage (Restricted) (b,c)                         58,100               848,899
           Sovran Self Storage                                            87,300             4,273,335
           U-Store-It Trust                                              385,500             7,814,085
                                                                                       ---------------
                                                                                            18,942,209
                                                                                       ---------------

    SHOPPING CENTER                                          16.4%
        COMMUNITY CENTER                                      4.5%
           Cedar Shopping Centers                                        535,800             7,753,026
           Heritage Property Investment Trust                            449,100            15,718,500
           Inland Real Estate Corp.                                      239,700             3,753,702
           New Plan Excel Realty Trust                                   222,700             5,110,965
           Urstadt Biddle Properties--Class A                            544,000             8,247,040
                                                                                       ---------------
                                                                                            40,583,233
                                                                                       ---------------

        REGIONAL MALL                                        11.9%
           Glimcher Realty Trust                                         688,200            16,840,254
           Macerich Co.                                                  781,757            50,767,299
           Mills Corp.                                                   737,400            40,615,992
                                                                                       ---------------
                                                                                           108,223,545
                                                                                       ---------------
           TOTAL SHOPPING CENTER                                                           148,806,778
                                                                                       ---------------

    SPECIALTY                                                 0.7%
           Entertainment Properties Trust                                148,200             6,614,166
                                                                                       ---------------
               TOTAL COMMON STOCK
                 (Identified cost-$725,829,933)                                          1,064,233,083
                                                                                       ---------------


--------------------------------------------------------------------------------

                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------

PREFERRED STOCK                                              29.0%
    DIVERSIFIED                                               6.1%
           Colonial Properties Trust, 8.125%, Series D                    64,900          $ 1,680,910
           Colonial Properties Trust, 7.62%, Series E                     80,900            2,017,646
           Crescent Real Estate Equities Co., 6.75%, Series
             A (Convertible) (d)                                       1,671,000           37,012,650
           Digital Realty Trust, 8.50%, Series A                         122,000            3,214,700
           Entertainment Properties Trust, 7.75%, Series B               128,000            3,244,800
           iStar Financial, 7.80%, Series F                              167,081            4,429,317
           iStar Financial, 7.65%, Series G                               90,400            2,276,272
           iStar Financial, 7.50%, Series I                               61,600            1,559,712
                                                                                       --------------
                                                                                           55,436,007
                                                                                       --------------
    HEALTH CARE                                               0.3%
           Health Care REIT, 7.625%, Series F                             68,900            1,743,170
           Omega Healthcare Investors, 8.375%, Series D                   40,000            1,037,600
                                                                                       --------------
                                                                                            2,780,770
                                                                                       --------------
    HOTEL                                                     4.5%
           FelCor Lodging Trust, 8.00%, Series C                         104,300            2,597,070
           Highland Hospitality Corp., 7.875%, Series A                   75,000            1,856,250
           Host Marriott Corp., 10.00%, Series C                          30,700              781,008
           Host Marriott Corp., 8.875%, Series E                          10,000              273,000
           Innkeepers USA Trust, 8.00%, Series C                          91,300            2,387,495
           LaSalle Hotel  Properties, 10.25%, Series A                 1,000,000           26,600,000
           Strategic Hotel Capital, 8.50%, Series A, 144A (e)            132,200            3,470,250
           Sunstone Hotel Investors, 8.00%, Series A                     111,000            2,830,500
                                                                                       --------------
                                                                                           40,795,573
                                                                                       --------------
    MORTGAGE                                                  0.2%
           Newcastle Investment Corp., 9.75%, Series B                    56,000            1,486,800
                                                                                       --------------


--------------------------------------------------------------------------------

                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
    OFFICE                                                    3.0%
           Brandywine Realty Trust, 7.375%, Series D                      38,300        $     961,330
           Cousins Properties, 7.50%, Series B                           200,000            5,120,000
           Highwoods Properties, 8.625%, Series A                         13,195           14,148,834
           HRPT Properties Trust, 8.75%, Series B                        120,000            3,181,200
           Kilroy Realty Corp., 7.50%, Series F                           55,500            1,411,920
           Maguire Properties, 7.625%, Series A                          106,600            2,702,310
                                                                                        -------------
                                                                                           27,525,594
                                                                                        -------------

    OFFICE/INDUSTRIAL                                         0.2%
           ProLogis, 8.54%, Series C                                       4,000              221,000
           PS Business Parks, 8.75%, Series F                              4,100              106,231
           PS Business Parks, 7.00%, Series H                             40,000              994,000
           PS Business Parks, 7.60%, Series L                             14,700              375,732
                                                                                      ---------------
                                                                                            1,696,963
                                                                                        -------------

    RESIDENTIAL                                               4.0%
        APARTMENT                                             3.9%
           Apartment Investment & Management Co.,
            10.00%, Series R                                             940,000           24,308,400
           Associated Estates Realty Corp., 8.70%, Series B               90,000            2,344,500
           Home Properties, 9.00%, Series F                              196,000            5,107,760
           Mid-America Apartment Communities, 8.30%, Series H            138,100            3,604,410
                                                                                        -------------
                                                                                           35,365,070
                                                                                        -------------

        MANUFACTURED HOME                                     0.1%
           American Land Lease, 7.75%, Series A                           22,000              547,800
                                                                                        -------------

           TOTAL RESIDENTIAL                                                               35,912,870
                                                                                        -------------


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                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------

    SHOPPING CENTER                                          10.5%
        COMMUNITY CENTER                                      4.8%
           Cedar Shopping Centers, 8.875%, Series A                       61,000          $  1,586,000
           Developers Diversified Realty Corp., 8.60%, Series F        1,039,400            26,920,460
           Developers Diversified Realty Corp., 7.375%, Series H          41,500             1,054,100
           Federal Realty Investment Trust, 8.50%, Series B              276,300             7,194,852
           Urstadt Biddle Properties, 8.50%, Series C                     24,000             2,604,000
           Urstadt Biddle Properties, 7.50%, Series D                    160,000             4,120,800
                                                                                         -------------
                                                                                            43,480,212
                                                                                         -------------
        FREE STANDING                                         0.1%
           Commercial Net Lease Realty, 9.00%, Series A                   25,000               660,250
                                                                                         -------------

        REGIONAL MALL                                         5.6%
           CBL & Associates Properties, 8.75%, Series B                  430,000            22,446,000
           CBL & Associates Properties, 7.375%, Series D                 325,000             8,216,000
           Glimcher Realty Trust, 8.75%, Series F                         35,000               903,350
           Glimcher Realty Trust, 8.125%, Series G                        40,000             1,015,600
           Mills Corp., 9.00%, Series B                                   55,300             1,446,095
           Mills Corp., 9.00%, Series C                                  159,600             4,167,156
           Mills Corp., 8.75%, Series E                                   84,000             2,226,000
           Mills Corp., 7.875%, Series G                                 275,600             7,082,920
           Simon Property Group, 8.75%, Series F                          30,000               774,300
           Simon Property Group, 8.375%, Series J                         14,000               912,625
           Taubman Centers, 8.30%, Series A                               72,094             1,826,862
                                                                                         -------------
                                                                                            51,016,908
                                                                                         -------------
           TOTAL SHOPPING CENTER                                                            95,157,370
                                                                                         -------------
    SPECIALTY                                                 0.2%
           Capital Automotive REIT, 7.50%, Series A                       80,000             1,784,000
                                                                                         -------------
               TOTAL PREFERRED STOCK
                 (Identified cost-$247,184,587)                                            262,575,947
                                                                                         -------------


--------------------------------------------------------------------------------

                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)




                                                                         Principal
                                                                           Amount             Value
                                                                     ------------------  ---------------

COMMERCIAL PAPER                                              1.2%
           San Paolo U.S. Finance Co., 2.750%, due 10/3/05
             (Identified cost-$11,054,311)                             $ 11,056,000     $   11,054,311
                                                                                        --------------

TOTAL INVESTMENTS (Identified cost-$984,068,831)            147.5%                       1,337,863,341

OTHER ASSETS IN EXCESS OF LIABILITIES                         0.3%                           3,431,762

LIQUIDATION VALUE OF PREFERRED SHARES                       (47.8)%                       (434,000,000)
                                                            -----                       ---------------

NET ASSETS APPLICABLE TO COMMON SHARES
 (Equivalent to $23.35 per share based on 38,856,074
 shares of common stock outstanding)                        100.0%                      $  907,295,103
                                                            =====                       ==============




Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted. Security acquired 12/3/04 at a cost of $13,556,950; equals 2.1% of net assets applicable to common shares.

(b) Fair valued security. The total of all fair valued securities equals 0.1% of net assets applicable to common shares.

(c) Resale is restricted. Security acquired 6/20/2005 at a cost of $782,607; equals 0.1% of net assets applicable to common shares.

(d) 410,000 shares segregated as collateral for interest rate swap transactions.

(e) Resale is restricted to qualified institutional investors; equals 0.4% of net assets applicable to common shares.

--------------------------------------------------------------------------------

                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



Interest Rate Swaps:

                                                                                                                      Unrealized
                                               Notional             Fixed      Floating Rate (a)    Termination      Appreciation/
         Counterparty                           Amount              Rate        (reset monthly)        Date         (Depreciation)
    ------------------------             ----------------------  ------------  -----------------  ---------------   --------------

    Fleet Global Markets                     $14,000,000            3.212%          3.700%        October 2, 2008    $   436,506
    Merrill Lynch Derivative Products         46,000,000            5.210           3.680           April 5, 2007       (517,752)
    Merrill Lynch Derivative Products         46,000,000            5.580           3.680           April 5, 2009     (1,559,783)
    Royal Bank of Canada                      26,000,000            4.137           3.830            May 26, 2010        436,579
    Royal Bank of Canada                      14,000,000            3.680           3.818        October 22, 2008        330,463
    Royal Bank of Canada                      44,000,000            4.258           3.704          March 10, 2009        467,537
    UBS AG                                    24,000,000            5.120           3.768          April 15, 2007       (234,750)
    UBS AG                                    24,000,000            5.495           3.768          April 15, 2009       (744,599)
                                                                                                                     ------------
                                                                                                                     $(1,385,800)
                                                                                                                     ============


-------------------------------------------

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, (2005.)

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                    By:  /s/ Jay J. Chen
    --------------------------------             ---------------------------------------
         Name: Adam M. Derechin                      Name: Jay J. Chen
         Title: President and principal              Title: Treasurer and principal
                  executive officer                           financial officer

         Date: November 17, 2005